Other Receivables, Deposits and Prepayments, Net - Schedule of Other Receivables, Deposits and Prepayments, Net (Details)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)
Schedule of Other Receivables, Deposits and Prepayments, Net [Abstract]
Other receivables			RM 246,088
Deposits	4,312,711		9,034,225
Prepayments	124,084		192,880
Other receivables, gross	4,436,795		9,473,193
Less : impairment allowance	(4,000,000)
Other receivables	RM 436,795	$ 97,499	RM 9,473,193	$ 2,006,182